Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Debt Obligations
Schedule of prepayment premium of all or a portion of outstanding principal balance of notes
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Year 1—102.0%
•
Year 2—101.0%
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Year 3 and thereafter—100.0%